Statements of (Loss) Income And Comprehensive (Loss) Income - USD ($)		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Defined Benefit Plan Disclosure [Line Items]
Total Revenues		$ 14,847,902	$ 17,584,454	$ 27,095,197
Total cost of revenues		(11,725,188)	(13,923,166)	(16,956,132)
Gross Profit		3,122,714	3,661,288	10,139,065
Operating expenses:
Selling expenses		1,129,671	2,478,163	2,077,174
General and administrative expenses		7,838,024	9,800,714	6,742,687
Research and development expenses		610,439	931,078	917,227
Loss from disposal of property, plant and equipment		1,075,490	15,306	327,921
Total operating expenses		10,653,624	13,225,261	10,065,009
(Loss) income from operations		(7,530,910)	(9,563,973)	74,056
Other income:
Interest expense, net		(207,410)	(330,824)	(370,108)
Foreign exchange transaction gain		310,860	800,403	246,211
Other income, net		541,468	112,109	115,016
Rental income from related parties, net		337,743	295,362	173,089
Total other income		982,661	877,050	164,208
(Loss) income before income taxes		(6,548,249)	(8,686,923)	238,264
Income taxes benefit		(491,600)	(1,227,449)	(2,777,868)
Net (loss) income		(6,056,649)	(7,459,474)	3,016,132
Less: net loss attributable to non-controlling interest		(936)	(259,211)	(219,427)
Net (loss) income attributable to Dogness (International) Corporation		(6,055,713)	(7,200,263)	3,235,559
Other comprehensive loss:
Foreign currency translation loss		(165,481)	(6,204,254)	(3,203,448)
Comprehensive loss		(6,222,130)	(13,663,728)	(187,316)
Less: comprehensive loss attributable to non-controlling interest		(932)	(270,210)	(230,583)
Comprehensive (loss) income attributable to Dogness (International) Corporation		$ (6,221,198)	$ (13,393,518)	$ 43,267
(Loss) earnings per share
Basic		$ (0.55)	$ (0.68)	$ 0.31
Diluted		$ (0.55)	$ (0.68)	$ 0.31
Weighted Average Shares Outstanding*
Basic	[1]	10,919,386	10,598,989	10,301,133
Diluted	[1]	10,919,386	10,598,989	10,316,232
Third Party Customer [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Revenues		$ 14,746,447	$ 15,884,281	$ 24,882,618
Total cost of revenues		(11,642,233)	(12,760,852)	(15,654,952)
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Revenues		101,455	1,700,173	2,212,579
Total cost of revenues		$ (82,955)	$ (1,162,314)	$ (1,301,180)

[1]	Retroactively restated for twenty-for-one share consolidation on November 6, 2023.